NET FINANCIAL COSTS (INCOME)	12 Months Ended
Dec. 31, 2022
NET FINANCIAL COSTS (INCOME)
NET FINANCIAL COSTS (INCOME)

21.NET FINANCIAL COSTS (INCOME)

	December 31, 2022	December 31, 2021
	$	$
Foreign exchange loss (gain)	453	(985)
Interest income	(701)	(327)
Interest expense on lease liabilities	19	113
Change in fair value - listed shares	1,700	—
Change in fair value - embedded derivative and deferred amount amortization	(11,059)	—
Accretion on borrowings and notes	816	2,104
Interest on borrowings and notes	895	101
Net financial costs (income)	(7,877)	1,006